Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	159,560,363.75	16,198
Yield Supplement Overcollateralization Amount 03/31/25	1,283,280.11	0
Receivables Balance 03/31/25	160,843,643.86	16,198
Principal Payments	10,490,088.27	671
Defaulted Receivables	213,939.65	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	1,134,513.91	0
Pool Balance at 04/30/25	149,005,102.03	15,511

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.48%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	3,771,784.11	256
Past Due 61-90 days	1,107,930.30	72
Past Due 91-120 days	89,969.78	6
Past Due 121+ days	0.00	0
Total	4,969,684.19	334

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.31%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Delinquency Trigger Occurred	NO

Recoveries	253,456.29
Aggregate Net Losses/(Gains) - April 2025	(39,516.64)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.29%
Prior Net Losses/(Gains) Ratio	-0.63%
Second Prior Net Losses/(Gains) Ratio	0.52%
Third Prior Net Losses Ratio/(Gains)	-0.40%
Four Month Average	-0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.31%
Weighted Average Contract Rate, Yield Adjusted	5.26%
Weighted Average Remaining Term	22.70

Flow of Funds	$ Amount
Collections	11,310,539.56
Investment Earnings on Cash Accounts	16,091.18
Servicing Fee	(134,036.37)
Transfer to Collection Account	-
Available Funds	11,192,594.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	53,764.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,706,113.66
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	543,502.70

Total Distributions of Available Funds	11,192,594.37

Servicing Fee	134,036.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	153,711,215.69
Principal Paid	10,555,261.72
Note Balance @ 05/15/25	143,155,953.97

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-3
Note Balance @ 04/15/25	841,215.69
Principal Paid	841,215.69
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-4
Note Balance @ 04/15/25	100,230,000.00
Principal Paid	9,714,046.03
Note Balance @ 05/15/25	90,515,953.97
Note Factor @ 05/15/25	90.3082450%

Class B
Note Balance @ 04/15/25	35,090,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	35,090,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	17,550,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	17,550,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	93,829.95
Total Principal Paid	10,555,261.72
Total Paid	10,649,091.67

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	308.45
Principal Paid	841,215.69
Total Paid to A-3 Holders	841,524.14

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	9,714,046.03
Total Paid to A-4 Holders	9,767,502.03

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0804103
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.0456356
Total Distribution Amount	9.1260459

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0008011
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	2.1849191
Total A-3 Distribution Amount	2.1857202

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	96.9175499
Total A-4 Distribution Amount	97.4508832

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	445.85
Noteholders' Principal Distributable Amount	554.15

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	2,924,574.03
Investment Earnings	10,254.85
Investment Earnings Paid	(10,254.85)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$944,857.07	$966,217.91	$1,005,794.46
Number of Extensions	66	70	69
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.56%	0.55%